DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Narrative (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 29, 2020 USD ($)	Feb. 12, 2020 USD ($) oz	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) oz	Dec. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Employee benefit provision retained, South African employees				$ 83,000		$ 100,000	$ 100,000
Assets held for sale				0		601,000	0
Dividends paid				47,000		43,000	39,000
Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale						20,000
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale	$ 20,000				$ 20,000
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Employee benefit provision retained, South African employees				77,000		93,000	93,000
Provision for silicosis settlement total
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Silicosis provision				$ 61,000		65,000	63,000
Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration receivable, initial production threshold (in ounces) | oz				250,000
Consideration receivable consisting of cash and cash equivalents, upon achieving initial production threshold				$ 25,000
Portion of consideration received consisting of cash and cash equivalents, upon achieving additional production threshold				$ 25,000
Consideration receivable, additional production threshold (in ounces) | oz				250,000
Portion of consideration received consisting of cash and cash equivalents, upon favourable settlement of litigation				$ 2,500
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale				20,000
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | AngloGold Ashanti
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration receivable consisting of cash and cash equivalents, upon achieving initial production threshold				12,500
Portion of consideration received consisting of cash and cash equivalents, upon achieving additional production threshold				12,500
Portion of consideration received consisting of cash and cash equivalents, upon favourable settlement of litigation				1,250
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | IAMGOLD
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration receivable consisting of cash and cash equivalents, upon achieving initial production threshold				12,500
Portion of consideration received consisting of cash and cash equivalents, upon achieving additional production threshold				12,500
Portion of consideration received consisting of cash and cash equivalents, upon favourable settlement of litigation				1,250
Discontinued operations | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Dividends paid	$ 20,000
Discontinued operations | South African assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Cash consideration received		$ 200,000
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | oz		(260)
Consideration receivable, initial production threshold (in ounces) | oz		250,000
Deferred consideration production threshold, period		6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | oz		(20)
Loss on sale of assets after taxation				81,000
Impairment reversal			$ 17,000
Tax expense on reversal of impairment			$ 0	1,000		(164,000)	(47,000)
Profit on disposal				17,000		$ (549,000)	$ 0
Discontinued operations | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Dividends received from joint venture (attributable)					8,200
Consideration received				25,000	$ 1,800
Profit on disposal				$ 14,000